MoA Clear Passage 2065 Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	63 Months Ended	65 Months Ended	90 Months Ended	111 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	16.20%	16.19%	14.91%	15.17%	14.82%
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)		(0.35%)	2.09%	1.55%	2.01%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.40%	3.31%		3.06%	2.72%	2.39%	2.23%
MoA Clear Passage 2065 Fund
Prospectus [Line Items]
Average Annual Return, Percent		18.17%	11.18%		13.74%
Performance Inception Date	Aug. 03, 2020
MoA Clear Passage 2065 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.42%	9.34%		11.77%
MoA Clear Passage 2065 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.94%	8.25%		10.34%